Derivative instruments and hedging activities - Derivative Amounts Included in Consolidated Statements of Income (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		3 Months Ended		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	¥ (111)	¥ (171)	¥ (86)	¥ (284)
Equity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	80	(129)	25	(160)
Interest rate contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	(125)	14	(79)	(58)
Credit contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	(15)	10	(1)	(9)
Foreign exchange contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	(22)	(66)	(12)	(57)
Commodity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	[1],[2]	¥ (29)	¥ 0	¥ (19)	¥ 0

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2014 and 2015, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.